Long-Term Debt (Aggregate Maturities Of Long-Term Debt, Excluding Unamortized Discounts) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Long-Term Debt [Abstract]
2011	$ 17.2
2012	17.2
2013	17.2
2014	17.2
2015	17.2
Thereafter	172.4
Total	$ 258.4